COVER LETTER

December 15, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	MassMutual Premier Funds

(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Premier Funds (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”) and Rule 485(a)(1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 48 to the Trust’s Registration Statement under the Securities Act and Amendment No. 50 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed primarily in connection with the following: (i) to reflect a change in name and investment policy for the MassMutual Premier Inflation-Protected and Income Fund (formerly known as the MassMutual Premier Inflation-Protected Bond Fund); (ii) to reflect a change in investment policy for the MassMutual Premier Main Street Fund, the MassMutual Premier Main Street Small Cap Fund and the MassMutual Premier Small Company Opportunities Fund; and (iii) to comply with Form N-1A, as recently amended. In addition, this amendment incorporates other changes made since the filing of Post-Effective Amendment No. 47. The anticipated effective date is March 1, 2010. These Funds will offer their shares pursuant to a single Prospectus and Statement of Additional Information.

Please note that while disclosure has been updated, actual expense and performance figures have not yet been updated to reflect 10/31/09 and 12/31/09 information, respectively, but instead still reflect 10/31/08 and 12/31/08 information, respectively.

Please address any comments or questions to the undersigned at (413) 744-7218. Thank you in advance for your attention to this matter.

Very truly yours,

/s/ Andrew M. Goldberg
Andrew M. Goldberg

Vice President, Clerk and Chief Legal Officer, MassMutual Premier Funds

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company